Annual Total Returns [BarChart] - First Trust Global Wind Energy ETF - First Trust Global Wind Energy ETF	Feb. 01, 2021
Bar Chart Table:
2011	(21.59%)
2012	(12.18%)
2013	64.51%
2014	(6.61%)
2015	13.26%
2016	9.28%
2017	16.27%
2018	(11.11%)
2019	30.27%
2020	61.00%